26. POST-EMPLOYMENT OBLIGATIONS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current liabilities	R$ 288	R$ 253
Non-currentliabilities	6,421	4,736
Net liabilities, Beginning balance	4,989	4,186	R$ 4,242
Expense recognized in Statement of income	464	405	455
Contributions paid	(343)	(307)	(282)
Plan amendment - Past service			(619)
Actuarial losses (gains)	2,775	903	537
Net liabilities, Ending balance	6,709	4,989	4,186
Pension And Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	2,170	2,068	1,679
Expense recognized in Statement of income	197	193	175
Contributions paid	(200)	(178)	(160)
Plan amendment - Past service
Actuarial losses (gains)	805	87	374
Net liabilities, Ending balance	2,972	2,170	2,068
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	2,344	1,809	1,711
Expense recognized in Statement of income	222	183	189
Contributions paid	(131)	(118)	(113)
Plan amendment - Past service
Actuarial losses (gains)	576	402	66
Net liabilities, Ending balance	3,102	2,344	1,809
Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	48	38	38
Expense recognized in Statement of income	5	4	3
Contributions paid	(2)	(2)	(2)
Plan amendment - Past service
Actuarial losses (gains)	11	8	2
Net liabilities, Ending balance	61	48	38
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	427	271	814
Expense recognized in Statement of income	40	25	88
Contributions paid	(10)	(9)	(7)
Plan amendment - Past service			(619)
Actuarial losses (gains)	130	26	55
Net liabilities, Ending balance	R$ 574	R$ 427	R$ 271